Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (10,134,642)	$ (6,860,443)
Adjustments to reconcile net loss to net cash used in operating activities from continuing operations:
Amortization of debt discount	1,547,181	52,083
Depreciation and amortization expense	43,663
Bad debt expense	540,000
Fair value of common stock issued pursuant to service and advisory agreements	1,011,075	7,500
Payable extinguishment for services not provided	318,970
Provision for inventory loss		400,787
Stock-based compensation expense	2,653,271	1,440,284
Deferred income tax expense	(14,926)	10,235
Change in operating assets and liabilities:
Accounts receivable		(540,000)
Prepaid expenses	(696,908)	40,080
Inventory, net		(60,787)
Accounts payable and accrued expenses	(366,587)	1,493,385
Taxes payable		771
Net cash used in operating activities from continuing operations	(5,098,903)	(4,016,105)
Net (used in) / provided by operating activities from discontinued operations	(501,609)	266,484
Net cash used in operating activities	(5,600,512)	(3,749,621)
CASH FLOWS FROM INVESTING ACTIVITIES:
Cash Payment for CryoCann asset purchase	(1,000,000)
Payoff of CryoCann loan agreement at closing	(1,247,684)
Purchase of property and equipment	(225,000)
Net cash used in investing activities from continuing operations	(2,472,684)
Net cash used in investing activities from discontinued operations	(330,560)	(693,255)
Net cash used in investing activities	(2,803,244)	(693,255)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from notes payable, related parties	237,590
Repayment of notes payable, related parties	(237,590)
Proceeds from issuance of common stock	10,308,000	537,850
Proceeds from common stock subscribed and to be issued		98,535
Proceeds from loans payable, current	286,441
Repayment of loans payable, current	(698,800)	412,560
Proceeds from notes payable	4,900,000	250,000
Repayment of seller note for acquisition	(1,173,016)
Related party note disbursement	(281,771)
Net cash provided by financing activities from continuing operations	13,340,854	1,298,945
Net cash provided by financing activities from discontinued operations	505,902
Net cash provided by financing activities	13,846,756	1,298,945
Net increase / (decrease) in cash from continuing operations	5,769,267	(2,727,395)
Net decrease in cash from discontinued operations	(326,267)	(426,771)
Cash at beginning of period	329,839	3,473,770
Cash at end of period	5,772,839	329,839
Supplemental disclosure of cash flow information:
Cash paid for interest	449,068	162,810
Supplemental disclosure of non-cash investing and financing activities:
Common stock issued pursuant to separation agreement		150,000
Common stock issued pursuant to vesting of restricted stock units	2,851,103	$ 163,040
Loan receivable issued pursuant to disposal of discontinued operations	$ 3,600,000